Directors' emoluments and staff costs (Details)	12 Months Ended
	Dec. 31, 2019 GBP (£) employee	Dec. 31, 2018 GBP (£) employee	Dec. 31, 2017 GBP (£) employee
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	22	14	12
Aggregate emoluments of directors:
Share-based payment charge	£ 2,440,000	£ 2,900,000
Aggregate other staff costs:
Share-based payment charge	2,440,000	2,900,000
Post-employment benefit expense, defined contribution plans	77,000	63,000	£ 55,000
Prepaid or accrued contributions	0	0	0
Directors
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	850,000	830,000	897,000
Social security costs	112,000	94,000	103,000
Incremental payment for additional services	26,000	26,000	0
Other pension costs	10,000	10,000	17,000
Total directors' emoluments	998,000	960,000	1,017,000
Share-based payment charge	925,000	1,337,000	1,037,000
Directors' emoluments including share-based payment charge	1,923,000	2,297,000	2,054,000
Aggregate other staff costs:
Social security costs	112,000	94,000	103,000
Share-based payment charge	925,000	1,337,000	1,037,000
Other pension costs	10,000	10,000	17,000
Executive Officers
Aggregate emoluments of directors:
Social security costs	98,000	83,000	81,000
Other pension costs	21,000	19,000	17,000
Share-based payment charge	751,000	769,000	1,332,000
Aggregate other staff costs:
Wages and salaries	1,150,000	857,000	864,000
Social security costs	98,000	83,000	81,000
Share-based payment charge	751,000	769,000	1,332,000
Other pension costs	21,000	19,000	17,000
Total other staff costs	2,020,000	1,728,000	2,294,000
Other Staff
Aggregate emoluments of directors:
Social security costs	265,000	150,000	101,000
Other pension costs	46,000	34,000	21,000
Share-based payment charge	765,000	795,000	550,000
Aggregate other staff costs:
Wages and salaries	2,788,000	1,622,000	1,272,000
Social security costs	265,000	150,000	101,000
Share-based payment charge	765,000	795,000	550,000
Other pension costs	46,000	34,000	21,000
Total other staff costs	£ 3,864,000	£ 2,601,000	£ 1,944,000
Research and development
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	13	7	7
General and administrative
Disclosure of transactions between related parties [line items]
The average number of employees (excluding directors) of the Company during the year: | employee	9	7	5